Organization	12 Months Ended
Dec. 31, 2023
Organization [Abstract]
ORGANIZATION

Note 1 - ORGANIZATION

Cordyceps Sunshine Biotech Holdings Co., Ltd. (“Cordyceps Sunshine Cayman”) was incorporated on May 4, 2020 under the laws of the Cayman Islands. On June 5, 2020, Cordyceps Sunshine Cayman established a wholly owned subsidiary, Cordyceps Sunshine Biotec Co., Ltd (“Cordyceps Sunshine HK”) in Hongkong. On June 5, 2020, Cordyceps Sunshine HK established a wholly owned subsidiary, Chengdu Skyherb Biotechnology Co., Ltd (“Chengdu Skyherb” or “Cordyceps Sunshine WFOE”) in the People’s Republic of China (“PRC”). On November 3, 2021, Cordyceps Sunshine Cayman established a branch (“Cordyceps Sunshine Taiwan Branch”) in Taiwan, Republic of China (“Taiwan”). On August 17, 2023, Cordyceps Sunshine Cayman established a 100% owned subsidiary, Taiwanofungus Biotech Company Limited.(“Taiwanofungus HK”)in Hongkong. Taiwanofungus HK was not actively engaged in any business so far.

Discontinued Operations: On September 28, 2023, The Company entered into a share purchase agreement with Mr.Xusheng Niu, Cordyceps Sunshine HK,and Chengdu Skyherb. Pursuant to the Agreement, the Company agreed to sell, and Mr. Niu agreed to purchase, 100% equity interest in the Cordyceps Sunshine HK, in exchange for cancelling the debt in a total amount of $1,152,328.5 (RMB8,411,156.95) . The Debt was resulted from several loan agreements entered into by the Company and Mr. Niu since June 29, 2020. Upon the closing of the Transaction, Sunshine HK,and Chengdu Skyherb were spined off from the Company, and Mr. Niu agreed to release the Company from the obligation to repay the Debt and the Debt shall be deemed paid in full.

The Company realized a gain of $865,085 from the disposal of 100% equity of Cordyceps Sunshine HK, including its subsidiary, Chengdu Skyherb, offset by loss from discontinued operations of $282,761 in the year ended December 31, 2023. As the result, total gain from discontinued operation for the year ended December 31, 2023 amounted $582,324. The Company reclassified Cordyceps Sunshine HK and its subsidiary as discontinued operation and recorded a net gain of $582,324 from discontinued operation in the year ended December 31, 2023.

The following diagram illustrates the corporate structure of the Company after giving effect to the Transaction:

Cordyceps Sunshine Cayman, its Taiwan branch and its subsidiary, Taiwanofungus HK, are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

The Company specializes in cultivating Chinese rare medicinal herb, Cattle camphor mushroom raw material and sell of its finished products.

Cattle camphor mushroom, Antrodia Cinnamomum, also known as Taiwanofungus, is referred to as Taiwanofungus on product packaging for easier recognition.